Cover	Aug. 10, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39689
Entity Registrant Name	EDOC Acquisition Corp.
Entity Central Index Key	0001824884
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7612 Main Street Fishers
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Victor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14564
City Area Code	585
Local Phone Number	678-1198
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Ordinary Shares, $.0001 par value per share
Title of 12(b) Security	Class A Ordinary Shares, $.0001 par value per share
Trading Symbol	ADOC
Security Exchange Name	NASDAQ
Rights, exchangeable into one-tenth of one Class A Ordinary Share
Title of 12(b) Security	Rights, exchangeable into one-tenth of one Class A Ordinary Share
Trading Symbol	ADOCR
Security Exchange Name	NASDAQ
Warrants, each exercisable for one-half of one Class A Ordinary Share, each whole Warrant exercisable for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one-half of one Class A Ordinary Share, each whole Warrant exercisable for $11.50 per share
Trading Symbol	ADOCW
Security Exchange Name	NASDAQ